INCOME TAXES - Reconciliation of Income Tax Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income before income taxes	$ 1,374	$ 2,166	$ 5,107
Federal and provincial statutory tax rate	23.00%	23.00%	24.00%
Expected income tax expense	$ 316	$ 498	$ 1,226
Foreign income tax rate differentials	(271)	(230)	(258)
Income tax differential related to regulated operations	(174)	(139)	(228)
Income from non-controlling interests and equity investments	(54)	(70)	(141)
Valuation allowance/(releases)	199	(8)	(400)
Non-taxable capital (gains) and losses	173	0	(62)
Settlement of Mexico prior years' income tax assessments	196	0	0
U.S. minimum tax	96	0	0
Non-deductible goodwill impairment	91	0	0
Impact of Mexico inflationary adjustments	24	32	7
Other	(7)	37	50
Income Tax Expense	$ 589	$ 120	$ 194